Leases - Schedule of Maturities of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
2022	¥ 14,917
2023	13,867
2024 and thereafter	4,222
Total undiscounted lease payments	33,006
Less: imputed interest	(1,895)
Operating lease liabilities	31,111
Amounts due within 12 months	14,819	$ 2,325	¥ 12,621
Non-current lease liability	¥ 16,292	$ 2,557	¥ 3,322